Cover	Jun. 25, 2026
Cover [Abstract]
Document Type	8-K
Registrant Name	Versant Media Group, Inc.
Entity Incorporation, State or Country Code	PA
Central Index Key	0002067876
Amendment Flag	false
Document Period End Date	Jun. 25, 2026
Entity File Number	001-42856
Entity Tax Identification Number	39-2087186
Entity Address, Address Line One	229 West 43rd Street
Entity Address, Postal Zip Code	10036
Entity Address, State or Province	NY
Entity Address, City or Town	New York
City Area Code	(646)
Local Phone Number	832-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	VSNT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false